12 Months Ended
Jul. 29, 2015

BLACKROCK FUNDSSM

BlackRock Money Market Portfolio

(the "Fund")

Supplement dated July 28, 2015 to the Service Shares

Prospectus of the Fund, dated July 29, 2015

Effective as of September 1, 2015, BlackRock (as defined below) has contractually agreed to cap net expenses of the Fund at a lower level. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, effective as of September 1, 2015, the Fund's prospectus is amended as follows:

The section of the Fund's prospectus entitled "Fund Overview—Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Money Market Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.43%
Service Fees	0.25%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.88%
Fee Waivers and/or Expense Reimbursements[3]	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.50%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 16, effective September 1, 2015, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets until August 1, 2017 and the table reflects these waivers and/or reimbursements. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the noninterested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Money Market Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$53	$205	$413	$1,014